SCHEDULE OF CONVERTIBLE NOTE LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gain on revaluation of convertible notes	$ (1,537,565)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at June 30, 2022
Fair value of convertible notes at acquisition (Note 5)	1,683,764
Fair value gain on revaluation of convertible notes	(1,537,565)
Effect of foreign currency	220,954
Conversion into Series C Preferred Stock	(367,153)
Balance at June 30, 2023